Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended							0 Months Ended	7 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Land use right Minimum	Dec. 31, 2013 Land use right Maximum	Dec. 31, 2013 Licenses	Dec. 31, 2013 Licenses Inactivated hepatitis A and recombinant hepatitis A&B licenses	Aug. 15, 2012 Licenses H5N1 licenses item	Aug. 14, 2012 Licenses H5N1 licenses
Licenses
Estimated useful life				28 years	49 years	9 years 1 month 28 days	10 years		20 years
Number of sublicense agreements with termination date revised								3
Impairment of long-lived assets
Impairment charges on long-lived assets	$ 57	$ 2,176	$ 419
Value-added Taxes
Value-added taxes rate (as a percent)	6.00%